Risk Management - Disclosure of loans and advances at amortised cost by geography (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Loan loss rate	0.52%	0.46%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 2,279	£ 1,982	£ 1,881
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,727)	(5,532)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,197	16,338
Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	857,365	846,201
Total | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	863,092	851,733
Total | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,727)	£ (5,532)
Coverage ratio	0.70%	0.60%
Total | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 806,150	£ 782,903
Total | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	807,198	784,017
Total | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,048)	£ (1,114)
Coverage ratio	0.10%	0.10%
Total | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 45,551	£ 57,114
Total | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	47,508	59,126
Total | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,957)	£ (2,012)
Coverage ratio	4.10%	3.40%
Total | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,620	£ 6,121
Total | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,342	8,527
Total | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,722)	£ (2,406)
Coverage ratio	32.60%	28.20%
Total | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 44	£ 63
Total | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	44	63
Total | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Total loans and advances at amortised cost including debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 429,998	£ 414,483
Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	435,309	419,576
Total loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,311)	£ (5,093)
Coverage ratio	1.20%	1.20%
Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 395,801	£ 370,812
Total loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	396,705	371,762
Total loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (904)	£ (950)
Coverage ratio	0.20%	0.30%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 29,318	£ 38,636
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	31,035	40,398
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,717)	£ (1,762)
Coverage ratio	5.50%	4.40%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,840	£ 4,978
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,530	7,359
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,690)	£ (2,381)
Coverage ratio	35.70%	32.40%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 39	£ 57
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	39	57
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,879	£ 5,035
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	361,523	346,273
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 361,523	£ 346,273
Coverage ratio	1.40%	1.40%
Loans and advances | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 264,725	£ 253,898
Loans and advances | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	96,798	92,375
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	366,812	351,343
Loans and advances | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	266,776	255,938
Loans and advances | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	100,036	95,405
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,289)	£ (5,070)
Coverage ratio	1.40%	1.40%
Loans and advances | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,051)	£ (2,040)
Coverage ratio	0.80%	0.80%
Loans and advances | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3,238)	£ (3,030)
Coverage ratio	3.20%	3.20%
Loans and advances | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 328,579	£ 306,774
Loans and advances | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(891)	(938)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 327,688	£ 305,836
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 238,387	£ 220,903
Loans and advances | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	89,301	84,933
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	328,579	306,774
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	238,796	221,426
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	89,783	85,348
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (891)	£ (938)
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (409)	£ (523)
Coverage ratio	0.20%	0.20%
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (482)	£ (415)
Coverage ratio	0.50%	0.50%
Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 30,664	£ 37,153
Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,708)	(1,751)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 28,956	£ 35,402
Coverage ratio	5.60%	4.70%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 23,376	£ 29,248
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,580	6,154
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	30,664	37,153
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	24,148	30,055
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,516	7,098
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,708)	£ (1,751)
Coverage ratio	5.60%	4.70%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (772)	£ (807)
Coverage ratio	3.20%	2.70%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (936)	£ (944)
Coverage ratio	14.40%	13.30%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,530	£ 7,359
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,690)	(2,381)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,840	£ 4,978
Coverage ratio	35.70%	32.40%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,923	£ 3,690
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,917	1,288
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,530	7,359
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,793	4,400
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,737	2,959
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,690)	£ (2,381)
Coverage ratio	35.70%	32.40%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (870)	£ (710)
Coverage ratio	22.90%	16.10%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,820)	£ (1,671)
Coverage ratio	48.70%	56.50%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 39	£ 57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 39	£ 57
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 39	£ 57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	39	57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	39	57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,879	£ 5,035
Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	177,333	168,061
Retail mortgages | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	177,450	168,248	172,095
Retail mortgages | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(117)	(187)	(583)
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 177,333	£ 168,061
Coverage ratio	0.10%	0.10%
Retail mortgages | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 175,327	£ 166,181
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,006	1,880
Retail mortgages | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	177,450	168,248
Retail mortgages | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	175,418	166,339
Retail mortgages | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,032	1,909
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(117)	(187)
Retail mortgages | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (91)	£ (158)
Coverage ratio	0.10%	0.10%
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (26)	£ (29)
Coverage ratio	1.30%	1.50%
Retail mortgages | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 161,654	£ 146,690	150,202
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(17)	(38)	(50)
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 161,637	£ 146,652
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 159,810	£ 145,003
Retail mortgages | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,827	1,649
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	161,654	146,690
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	159,825	145,039
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,829	1,651
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(17)	(38)
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (15)	£ (36)
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2)	£ (2)
Coverage ratio	0.10%	0.10%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,829	£ 19,596	19,469
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(16)	(62)	(105)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,813	£ 19,534
Coverage ratio	0.10%	0.30%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,741	£ 19,446
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	72	88
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,829	19,596
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,757	19,507
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	72	89
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(16)	(62)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (16)	£ (61)
Coverage ratio	0.10%	0.30%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (1)
Coverage ratio	0.00%	1.10%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,967	£ 1,962	2,424
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(84)	(87)	(428)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,883	£ 1,875
Coverage ratio	4.30%	4.40%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,776	£ 1,732
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	107	143
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,967	1,962
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,836	1,793
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	131	169
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(84)	(87)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (60)	£ (61)
Coverage ratio	3.30%	3.40%
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (24)	£ (26)
Coverage ratio	18.30%	15.40%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 36,952	£ 34,779
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40,281	38,086	37,707
Retail credit cards | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,329)	(3,307)	(3,486)
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 36,952	£ 34,779
Coverage ratio	8.30%	8.70%
Retail credit cards | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 16,425	£ 15,030
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	20,527	19,749
Retail credit cards | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40,281	38,086
Retail credit cards | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,168	15,780
Retail credit cards | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	23,113	22,306
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,329)	(3,307)
Retail credit cards | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (743)	£ (750)
Coverage ratio	4.30%	4.80%
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,586)	£ (2,557)
Coverage ratio	11.20%	11.50%
Retail credit cards | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,723	£ 31,126	30,409
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(566)	(553)	(523)
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,157	£ 30,573
Coverage ratio	1.70%	1.80%
Retail credit cards | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,751	£ 13,278
Retail credit cards | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	18,406	17,295
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33,723	31,126
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,922	13,497
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	18,801	17,629
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(566)	(553)
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (171)	£ (219)
Coverage ratio	1.10%	1.60%
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (395)	£ (334)
Coverage ratio	2.10%	1.90%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,479	£ 5,017	5,578
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,194)	(1,247)	(1,630)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,285	£ 3,770
Coverage ratio	26.70%	24.90%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,545	£ 1,624
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,740	2,146
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,479	5,017
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,943	2,064
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,536	2,953
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,194)	(1,247)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (398)	£ (440)
Coverage ratio	20.50%	21.30%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (796)	£ (807)
Coverage ratio	31.40%	27.30%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,055	£ 1,903	1,720
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,569)	(1,507)	(1,333)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 486	£ 396
Coverage ratio	76.40%	79.20%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 105	£ 88
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	381	308
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,055	1,903
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	279	179
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,776	1,724
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,569)	(1,507)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (174)	£ (91)
Coverage ratio	62.40%	50.80%
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,395)	£ (1,416)
Coverage ratio	78.50%	82.10%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 24	£ 40	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 24	£ 40
Coverage ratio	0.00%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 24	£ 40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	24	40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	24	40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,914	£ 13,808
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,431	14,218	10,305
Retail other | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(517)	(410)	(353)
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,914	£ 13,808
Coverage ratio	3.60%	2.90%
Retail other | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,190	£ 11,715
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,724	2,093
Retail other | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,431	14,218
Retail other | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	11,680	12,098
Retail other | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,751	2,120
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(517)	(410)
Retail other | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (490)	£ (383)
Coverage ratio	4.20%	3.20%
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (27)	£ (27)
Coverage ratio	1.00%	1.30%
Retail other | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,349	£ 12,450	8,469
Retail other | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(101)	(138)	(59)
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,248	£ 12,312
Coverage ratio	0.80%	1.10%
Retail other | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 9,769	£ 10,471
Retail other | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,479	1,841
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,349	12,450
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9,867	10,606
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,482	1,844
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(101)	(138)
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (98)	£ (135)
Coverage ratio	1.00%	1.30%
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ (3)
Coverage ratio	0.10%	0.20%
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,718	£ 1,373	1,343
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(183)	(111)	(118)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,535	£ 1,262
Coverage ratio	10.70%	8.10%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,334	£ 1,108
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	201	154
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,718	1,373
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,512	1,218
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	206	155
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(183)	(111)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (178)	£ (110)
Coverage ratio	11.80%	9.00%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5)	£ (1)
Coverage ratio	2.40%	0.60%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 349	£ 378	493
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(161)	(176)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116	£ 217
Coverage ratio	66.80%	42.60%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 72	£ 119
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	44	98
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	349	378
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	286	257
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	63	121
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(161)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (214)	£ (138)
Coverage ratio	74.80%	53.70%
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (19)	£ (23)
Coverage ratio	30.20%	19.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15	£ 17	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15	£ 17
Coverage ratio	0.00%	0.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15	£ 17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15	17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15	17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 133,324	£ 129,625
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	134,650	130,791	128,361
Corporate loans | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,326)	(1,166)	(1,299)
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 133,324	£ 129,625
Coverage ratio	1.00%	0.90%
Corporate loans | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 61,783	£ 60,972
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	71,541	68,653
Corporate loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	134,650	130,791
Corporate loans | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	62,510	61,721
Corporate loans | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,400	13,100
Corporate loans | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	72,140	69,070
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,326)	(1,166)
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (727)	£ (749)
Coverage ratio	1.20%	1.20%
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (326)	£ (356)
Corporate loans | Financial assets at amortised cost | Impairment allowance | United Kingdom | CGU excluding Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.80%	0.80%
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (599)	£ (417)
Coverage ratio	0.80%	0.60%
Corporate loans | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 120,853	£ 116,508	112,505
Corporate loans | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(207)	(209)	(287)
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 120,646	£ 116,299
Coverage ratio	0.20%	0.20%
Corporate loans | Stage 1 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 54,057	£ 52,151
Corporate loans | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	66,589	64,148
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	120,853	116,508
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54,182	52,284
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9,300	8,900
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	66,671	64,224
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(207)	(209)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (125)	£ (133)
Coverage ratio	0.20%	0.30%
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (62)	£ (60)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (82)	£ (76)
Coverage ratio	0.10%	0.10%
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,638	£ 11,167	13,302
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(315)	(331)	(414)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,323	£ 10,836
Coverage ratio	3.00%	3.00%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6,756	£ 7,070
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,567	3,766
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	10,638	11,167
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,936	7,266
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,300	2,800
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,702	3,901
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(315)	(331)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (180)	£ (196)
Coverage ratio	2.60%	2.70%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (50)	£ (60)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (135)	£ (135)
Coverage ratio	3.60%	3.50%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,159	£ 3,116	2,554
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(804)	(626)	(598)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,355	£ 2,490
Coverage ratio	25.50%	20.10%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 970	£ 1,751
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,385	739
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,159	3,116
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,392	2,171
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,767	945
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(804)	(626)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (422)	£ (420)
Coverage ratio	30.30%	19.30%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (382)	£ (206)
Coverage ratio	21.60%	21.80%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0	£ 0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 800	£ 1,500
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | United Kingdom | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(214)	(236)
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,475	68,210
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,497	68,233
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (22)	£ (23)
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 68,113	£ 64,976
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	68,126	64,988
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (13)	£ (12)
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 362	£ 3,234
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	371	3,245
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (9)	£ (11)
Coverage ratio	2.40%	0.30%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	427,367	431,718
Off-balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	427,783	432,157
Off-balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (416)	£ (439)
Coverage ratio	0.10%	0.10%
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 410,349	£ 412,091
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	410,493	412,255
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (144)	£ (164)
Coverage ratio	0.00%	0.00%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 16,233	£ 18,478
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16,473	18,728
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (240)	£ (250)
Coverage ratio	1.50%	1.30%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 780	£ 1,143
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	812	1,168
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (32)	£ (25)
Coverage ratio	3.90%	2.10%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5	£ 6
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	6
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 224,100	£ 204,200
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(150)	(156)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	222,400	202,700
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(19)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,600	1,300
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(8)	(7)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	127	139
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (124)	£ (130)